UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31
Date of reporting period: November 30, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

          The Semi-Annual Report to Stockholders is filed herewith.

Government Portfolio 2010 Semi-Annual Report  | 19

Schedule of investments (unaudited)
November 30, 2010

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investments — 102.8%

U.S. Government Agencies — 64.3%

Federal Farm Credit Bank (FFCB), Discount Notes	0.180%	12/23/10	$75,000,000	$74,991,750	(a)

Federal Farm Credit Bank (FFCB), Discount Notes	0.200%	2/2/11	25,000,000	24,991,250	(a)

Federal Farm Credit Bank (FFCB), Discount Notes	0.202%	2/3/11	25,000,000	24,990,222	(a)

Federal Farm Credit Bank (FFCB), Discount Notes	0.220 - 0.250%	2/4/11	50,000,000	49,978,785	(a)

Federal Farm Credit Bank (FFCB), Discount Notes	0.260%	2/17/11	25,000,000	24,985,917	(a)

Federal Farm Credit Bank (FFCB), Discount Notes	0.260%	2/18/11	50,000,000	49,971,472	(a)

Federal Farm Credit Bank (FFCB), Discount Notes	0.250%	3/1/11	150,000,000	149,906,250	(a)

Federal Farm Credit Bank (FFCB), Discount Notes	0.200%	3/28/11	50,000,000	49,967,500	(a)

Federal Farm Credit Bank (FFCB), Discount Notes	0.271%	4/26/11	75,000,000	74,917,875	(a)

Federal Farm Credit Bank (FFCB), Discount Notes	0.291%	4/29/11	25,000,000	24,969,993	(a)

Federal Farm Credit Bank (FFCB), Notes	0.503%	12/23/10	50,000,000	50,000,000	(b)

Federal Farm Credit Bank (FFCB), Notes	0.493%	1/20/11	50,000,000	50,000,000	(b)

Federal Farm Credit Bank (FFCB), Notes	0.280%	2/7/11	100,000,000	99,999,999	(b)

Federal Farm Credit Bank (FFCB), Notes	0.250%	3/23/11	99,750,000	99,750,000	(b)

Federal Farm Credit Bank (FFCB), Notes	0.260%	4/27/11	100,000,000	99,979,565	(b)

Federal Farm Credit Bank (FFCB), Notes	0.280%	5/3/11	136,000,000	135,982,583	(b)

Federal Farm Credit Bank (FFCB), Notes	0.190%	5/17/11	50,000,000	49,995,349	(b)

Federal Farm Credit Bank (FFCB), Notes	0.240%	5/25/11	50,000,000	49,970,880	(b)

Federal Farm Credit Bank (FFCB), Notes	0.210%	6/21/11	50,000,000	49,957,990	(b)

Federal Farm Credit Bank (FFCB), Notes	0.240%	7/12/11	125,000,000	124,976,801	(b)

Federal Farm Credit Bank (FFCB), Notes	0.168%	7/15/11	99,095,000	99,067,296	(b)

Federal Farm Credit Bank (FFCB), Notes	0.500%	7/27/11	25,000,000	25,000,000	(b)

Federal Farm Credit Bank (FFCB), Notes	0.310%	7/28/11	100,000,000	99,980,075	(b)

Federal Farm Credit Bank (FFCB), Notes	0.223%	8/22/11	57,500,000	57,502,091	(b)

Federal Farm Credit Bank (FFCB), Notes	0.293%	9/15/11	149,000,000	149,015,116	(b)

Federal Farm Credit Bank (FFCB), Notes	0.320%	9/23/11	100,000,000	100,000,000	(b)

Federal Farm Credit Bank (FFCB), Notes	0.303%	9/30/11	25,000,000	24,995,035	(b)

Federal Farm Credit Bank (FFCB), Notes	0.230%	11/4/11	155,000,000	154,902,631	(b)

Federal Farm Credit Bank (FFCB), Notes	0.193%	11/23/11	83,525,000	83,492,409	(b)

Federal Farm Credit Bank (FFCB), Notes	0.260%	1/25/12	75,000,000	74,921,531	(b)

Federal Farm Credit Bank (FFCB), Notes	0.500%	5/2/12	193,550,000	193,825,505	(b)

Federal Farm Credit Bank (FFCB), Notes	0.300%	9/4/12	20,000,000	19,960,916	(b)

Federal Home Loan Bank (FHLB), Discount Notes	0.300%	12/1/10	20,000,000	20,000,000	(a)

Federal Home Loan Bank (FHLB), Discount Notes	0.250%	12/15/10	206,000,000	205,979,972	(a)

Federal Home Loan Bank (FHLB), Discount Notes	0.195%	1/11/11	10,033,000	10,030,772	(a)

Federal Home Loan Bank (FHLB), Discount Notes	0.150%	1/19/11	100,000,000	99,979,584	(a)

Federal Home Loan Bank (FHLB), Discount Notes	0.160%	2/18/11	100,000,000	99,964,889	(a)

Federal Home Loan Bank (FHLB), Discount Notes	0.210%	2/25/11	25,000,000	24,987,458	(a)

Federal Home Loan Bank (FHLB), Discount Notes	0.200%	3/25/11	5,125,000	5,121,754	(a)

See Notes to Financial Statements.

20  | Government Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2010

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Agencies — continued

Federal Home Loan Bank (FHLB), Discount Notes	0.190%	4/13/11	$38,250,000	$38,223,151	(a)

Federal Home Loan Bank (FHLB), Discount Notes	0.190%	4/15/11	100,000,000	99,928,750	(a)

Federal Home Loan Bank (FHLB), Discount Notes	0.200%	4/29/11	200,000,000	199,834,444	(a)

Federal Home Loan Bank (FHLB), Discount Notes	0.200%	5/13/11	200,900,000	200,718,075	(a)

Federal Home Loan Bank (FHLB), Notes	3.000%	12/10/10	24,110,000	24,126,432

Federal Home Loan Bank (FHLB), Notes	3.625%	12/17/10	188,235,000	188,514,695

Federal Home Loan Bank (FHLB), Notes	0.260%	1/12/11	76,000,000	75,998,605

Federal Home Loan Bank (FHLB), Notes	0.230%	5/26/11	125,000,000	124,920,518	(b)

Federal Home Loan Bank (FHLB), Notes	0.250%	6/7/11	104,500,000	104,489,117	(b)

Federal Home Loan Bank (FHLB), Notes	0.250%	6/21/11	50,000,000	49,994,407	(b)

Federal Home Loan Bank (FHLB), Notes	0.158%	7/20/11	100,000,000	99,980,678	(b)

Federal Home Loan Bank (FHLB), Notes	0.223%	9/26/11	70,000,000	69,953,633	(b)

Federal Home Loan Bank (FHLB), Notes	0.400%	11/18/11	105,225,000	105,225,000

Federal Home Loan Bank (FHLB), Notes	0.300%	1/6/12	100,000,000	100,000,000	(b)

Federal Home Loan Bank (FHLB), Notes	0.325%	2/21/12	100,000,000	99,993,835	(b)

Federal Home Loan Bank (FHLB), Notes	0.350%	2/28/12	36,000,000	36,018,042	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	12/2/10	100,000,000	99,999,472	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.260%	12/7/10	45,000,000	44,998,050	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.260 - 0.341%	12/15/10	190,574,000	190,551,838	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.250%	12/20/10	170,000,000	169,977,569	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.250%	12/27/10	75,000,000	74,986,458	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	1/7/11	50,000,000	49,990,236	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	1/18/11	15,490,000	15,486,076	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	2/7/11	21,963,000	21,954,703	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.160%	2/14/11	50,000,000	49,983,333	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.220%	2/28/11	31,750,000	31,732,732	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	3/9/11	15,000,000	14,991,833	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	3/28/11	50,000,000	49,967,500	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	4/4/11	45,000,000	44,970,550	(a)

See Notes to Financial Statements.

Government Portfolio 2010 Semi-Annual Report  | 21

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Agencies — continued

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	4/5/11	$100,000,000	$99,934,027	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	4/6/11	41,100,000	41,072,668	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	4/12/11	100,000,000	99,926,667	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	4/18/11	17,184,000	17,171,484	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	4/20/11	100,000,000	99,922,222	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	4/26/11	25,650,000	25,629,195	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.250%	4/26/11	50,000,000	49,949,306	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.240%	5/23/11	100,000,000	99,884,667	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.220%	5/25/11	45,000,000	44,951,875	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	4.500%	12/16/10	49,975,000	50,062,515

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.362%	3/9/11	19,109,000	19,117,355	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.350%	4/1/11	50,000,000	50,018,777	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.340%	4/7/11	28,430,000	28,439,173	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.196%	5/4/11	183,184,000	183,155,945	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.166%	5/5/11	401,126,000	401,158,037	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.213%	9/19/11	100,000,000	100,000,000	(b)

Federal National Mortgage Association (FNMA), Discount Notes	0.300%	12/1/10	40,000,000	40,000,000	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.260%	12/8/10	200,000,000	199,989,889	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.190 - 0.250%	12/15/10	198,889,000	198,871,997	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.250%	12/20/10	25,354,000	25,350,655	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.250%	12/22/10	75,000,000	74,989,062	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.180%	1/18/11	100,000,000	99,976,000	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.200%	1/26/11	45,000,000	44,986,000	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.190%	2/14/11	50,000,000	49,980,208	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.210 - 0.220%	2/23/11	207,143,000	207,040,167	(a)

See Notes to Financial Statements.

22  | Government Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2010

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Agencies — continued

Federal National Mortgage Association (FNMA), Discount Notes	0.200%	3/1/11	$10,215,000	$10,209,893	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.200%	3/14/11	39,500,000	39,477,397	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.220%	3/16/11	67,084,000	67,040,954	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.190%	3/30/11	50,000,000	49,968,597	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.200%	3/30/11	88,441,000	88,382,531	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.200%	4/13/11	94,000,000	93,930,545	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.200%	4/20/11	20,222,000	20,206,272	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.220%	5/25/11	72,222,000	72,144,762	(a)

Federal National Mortgage Association (FNMA), Notes	0.155%	7/27/11	100,000,000	99,970,443	(b)

Federal National Mortgage Association (FNMA), Notes	0.213%	9/19/11	160,000,000	159,981,073	(b)

Total U.S. Government Agencies				8,439,411,305

U.S. Treasury Bills — 3.1%

U.S. Treasury Bills	0.185%	2/24/11	100,000,000	99,956,319	(a)

U.S. Treasury Bills	0.190%	3/31/11	100,000,000	99,936,667	(a)

U.S. Treasury Bills	0.180%	5/19/11	150,000,000	149,873,250	(a)

U.S. Treasury Bills	0.195%	5/26/11	50,000,000	49,952,333	(a)

Total U.S. Treasury Bills				399,718,569

U.S. Treasury Notes — 11.3%

U.S. Treasury Notes	0.875%	2/28/11	150,000,000	150,251,533

U.S. Treasury Notes	4.500%	2/28/11	151,355,000	152,954,980

U.S. Treasury Notes	0.875%	3/31/11	125,000,000	125,269,295

U.S. Treasury Notes	4.750%	3/31/11	350,000,000	355,269,043

U.S. Treasury Notes	0.875%	5/31/11	100,000,000	100,328,125

U.S. Treasury Notes	4.875%	5/31/11	312,659,000	319,912,631

U.S. Treasury Notes	1.125%	6/30/11	75,000,000	75,386,719

U.S. Treasury Notes	1.750%	11/15/11	200,000,000	202,778,347

Total U.S. Treasury Notes				1,482,150,673

Repurchase Agreements — 24.1%

Bank of America N.A., tri-party repurchase agreement dated 11/30/10; Proceeds at maturity — $500,003,194; (Fully collateralized by various U.S. government obligations, 0.000% to 2.625% due 7/31/15 to 8/15/39; Market value — $513,143,954)	0.230%	12/1/10	500,000,000	500,000,000

See Notes to Financial Statements.

Government Portfolio 2010 Semi-Annual Report  | 23

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Repurchase Agreements — continued

Barclays Capital Inc., tri-party repurchase agreement dated 11/30/10; Proceeds at maturity — $575,003,833; (Fully collateralized by various U.S. government obligations, 0.875% to 3.125% due 1/31/11 to 1/31/17; Market value — $586,500,053)	0.240%	12/1/10	$575,000,000	$575,000,000

Deutsche Bank Securities Inc., tri-party repurchase agreement dated 11/30/10; Proceeds at maturity — $1,085,357,236; (Fully collateralized by various U.S. government agency obligations, 0.000% to 3.750% due 12/1/10 to 12/23/15; Market value — $1,107,057,378)	0.240%	12/1/10	1,085,350,000	1,085,350,000

Morgan Stanley Inc., tri-party repurchase agreement dated 11/30/10; Proceeds at maturity — $500,003,194; (Fully collateralized by various U.S. government agency obligations, 0.000% due 4/25/11 to 5/4/11; Market value — $510,000,768)	0.230%	12/1/10	500,000,000	500,000,000

RBS Securities Inc., tri-party repurchase agreement dated 11/30/10; Proceeds at maturity — $500,003,472; (Fully collateralized by various U.S. government agency obligations, 0.000% due 1/5/11 to 2/2/11; Market value — $510,000,806)	0.250%	12/1/10	500,000,000	500,000,000

Total Repurchase Agreements				3,160,350,000

Total Investments — 102.8% (Cost — $13,481,630,547#)				13,481,630,547

Liabilities in Excess of Other Assets — (2.8)%				(365,923,261)

Total Net Assets — 100.0%				$13,115,707,286

(a)	Rate shown represents yield-to-maturity.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2010.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

24  | Government Portfolio 2010 Semi-Annual Report

Statement of assets and liabilities (unaudited)
November 30, 2010

Assets:

Investments, at value	$10,321,280,547

Repurchase agreement, at value	3,160,350,000

Cash	90

Interest receivable	11,124,835

Total Assets	13,492,755,472

Liabilities:

Payable for securities purchased	375,877,228

Investment management fee payable	1,106,846

Trustees’ fees payable	10,718

Accrued expenses	53,394

Total Liabilities	377,048,186

Total Net Assets	$13,115,707,286

Represented by:
Paid-in Capital	$13,115,707,286

See Notes to Financial Statements.

Government Portfolio 2010 Semi-Annual Report  | 25

Statement of operations (unaudited)
 For the Six Months Ended November 30, 2010

Investment Income:

Interest	$16,670,738

Expenses:

Investment management fee (Note 2)	6,535,306

Legal fees	143,521

Trustees’ fees	111,920

Custody fees	27,587

Audit and tax	14,115

Miscellaneous expenses	35,419

Total Expenses	6,867,868

Less: Fee waivers and/or expense reimbursements (Note 2)	(332,563)

Net Expenses	6,535,305

Net Investment Income	10,135,433

Net Realized Loss on Investments	(34,794)

Increase in Net Assets From Operations	$10,100,639

See Notes to Financial Statements.

26  | Government Portfolio 2010 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended November 30, 2010 (unaudited) and the Year Ended May 31, 2010	November 30	May 31

Operations:

Net investment income	$10,135,433	$30,592,254

Net realized gain (loss)	(34,794)	373,751

Increase in Net Assets From Operations	10,100,639	30,966,005

Capital Transactions:

Proceeds from contributions	24,814,200,810	35,009,116,756

Value of withdrawals	(22,684,867,665)	(36,452,483,678)

Increase (Decrease) in Net Assets From Capital Transactions	2,129,333,145	(1,443,366,922)

Increase (Decrease) in Net Assets	2,139,433,784	(1,412,400,917)

Net Assets:

Beginning of period	10,976,273,502	12,388,674,419

End of period	$13,115,707,286	$10,976,273,502

See Notes to Financial Statements.

Government Portfolio 2010 Semi-Annual Report  | 27

Financial highlights

For a share of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:

	2010[1]		2010	2009[2]

Net assets, end of period (millions)	$13,116		$10,976	$12,389

Total return[3]	0.09%		0.23%	0.26%

Ratios to average net assets:
Gross expenses	0.11%[4]		0.10%	0.11%[4]

Net expenses[5,6]	0.10	[4]	0.10	0.10	[4]

Net investment income	0.16	[4]	0.22	0.65	[4]

[1]	For the six months ended November 30, 2010 (unaudited).

[2]	For the period March 2, 2009 (inception date) to May 31, 2009.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of a voluntary expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of shares will not exceed 0.10%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28  | Government Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”) is a no-load, diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At November 30, 2010, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Government Portfolio 2010 Semi-Annual Report  | 29

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$13,481,630,547	—	$13,481,630,547

† See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are credit-worthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on Federal income tax returns for the current year and has concluded that as of November 30, 2010, no provision for income tax would be required in the Portfolio’s financial statements.

(e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

30  | Government Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended November 30, 2010, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets. This arrangement may be reduced or terminated under certain circumstances.

During the six months ended November 30, 2010, fees waived and/or expenses reimbursed amounted to $332,563.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended November 30, 2010 the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

4. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

Government Portfolio 2010 Semi-Annual Report  | 31

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act.

The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must

32  | Government Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

On May 12, 2010, the SEC approved the disbursement of approximately $108.6 million previously paid to the U.S. Treasury, reflecting the disgorgement of Citigroup’s profits, plus interest. On May 26, 2010, these amounts were disbursed to the Affected Funds pursuant to a Plan of Distribution approved by the SEC. The Fund has received $146,358 related to this distribution. All other amounts not previously distributed were retained by the U.S. Treasury.

* * *

The SEC adopted amendments to Rule 2a-7 and certain other rules under the 1940 Act concerning the operation and regulation of money market funds. These new rules and amendments became effective May 5, 2010, unless otherwise specified in the rule release. The rule amendments and new rules, among other things, tighten portfolio credit quality, maturity and liquidity requirements for money market funds. None of these changes in regulation affect the financial statements.

5. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and share holders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo vot-

Government Portfolio 2010 Semi-Annual Report  | 33

ing,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from The matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand. The answer will be conveyed to the U.S. Court of Appeals for the Second Circuit and the parties await a decision of that Court.

34  | Government Portfolio

Board approval of management and subadvisory agreements (unaudited)

Western Asset Government Portfolio

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 8-9, 2010, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Government Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby a feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including Western Asset Institutional Government Reserves, the feeder fund in the Fund (the “Feeder Fund”). The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors,

Government Portfolio  | 35

including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and that it also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for the Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independ-

36  | Government Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

ent provider of investment company data, for the Feeder Fund. The Board noted that the Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s conclusions regarding the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Feeder Fund’s performance against its benchmark and against its peers. In addition, the Board considered the Feeder Fund’s performance in light of overall financial market conditions.

The information comparing the performance of the Feeder Fund to that of its Performance Universe, consisting of all funds classified as institutional U.S. government money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2010 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal. The Board noted that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Feeder Fund and are expected to continue through December 2011. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

The Board also received and considered information comparing the Feeder Fund’s contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Feeder Fund to the Manager (the “Actual Management Fee”) and the Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board noted that the Feeder Fund’s assets represented a significant portion of the Fund’s assets. The Board noted that the Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

Government Portfolio  | 37

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Feeder Fund’s Contractual Management Fee and its Actual Management Fee as well as its actual total expense ratio to its Lipper expense group, consisting of a group of funds (including the Feeder Fund) classified as institutional U.S. government money market funds and chosen by Lipper to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee was at the median and that its Actual Management Fee was above the median. The Board noted that the Feeder Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s expenses, as well as the master-feeder structure.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed in the past by an outside consultant and remained unchanged. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had instituted breakpoints in the Feeder Fund’s

38  | Government Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that the Feeder Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered. The Board also considered that the Feeder Fund’s Contractual Management Fee is approximately equivalent to the asset-weighted average of management fees paid by the other funds in its expense group at all asset levels.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Fund’s shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date: January 21, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date: January 21, 2011

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer of
Master Portfolio Trust

Date: January 21, 2011